Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2024
Organization and nature of operations
Schedule of consolidated financial statements include the financial statements of the Company, its subsidiaries, the variable interest entity ("VIE") and VIE's subsidiaries (collectively referred to as the "Group")

				% of direct
				or indirect
	Place of	Period of		economic
Name of entities	incorporation	incorporation	Relationship	ownership	Principal activities
Shenzhen Xunlei Networking Technologies Co., Ltd. (“Shenzhen Xunlei”)	People’s Republic of China (“PRC”)	January 2003	VIE	100%	Development of software, provision of online advertising and membership subscription

Giganology (Shenzhen) Co., Ltd. (“Giganology Shenzhen”)	PRC	June 2005	Subsidiary	100%	Development of computer software and provision of information technology services to related companies

Xunlei Computer (Shenzhen) Co., Ltd. (“Xunlei Computer”)	PRC	November 2011	Subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Onething Technologies Co., Ltd. (“Shenzhen Onething”)	PRC	September 2013	VIE’s subsidiary	70 (note b)%	Development of cloud computing technology and provision of related services
Jiangxi Node Technology Service Co., Ltd. (“Jiangxi Node”)	PRC	July 2020	VIE’s subsidiary	100%	Development of cloud computing technology and provision of related services

FUNI. PTE. LTD.	Singapore	April 2021	Subsidiary	100%	Operation of live streaming platforms

FUCONNECT. PTE. LTD.	Singapore	February 2022	Subsidiary	100%	Operation of live streaming platforms

Notes:

(a)	The English names of the PRC companies represent management’s translation of the Chinese names of these companies as they have not adopted formal English names.
(b)	The remaining 30% of the equity interest is owned by certain plan participants or share incentive awards holding platforms under the employee share incentive plan, see note 19 for details.

Schedule of consolidated financial information of VIEs and VIE's subsidiaries

	As of December 31,
(In thousands)	2023	2024
Current assets:
Cash and cash equivalents	37,286	42,514
Short-term investments	14,825	14,484
Accounts receivable, net	27,851	27,221
Amount due from group companies	5,278	5,500
Due from related parties	12,330	11,532
Inventories	2,219	1,251
Prepayments and other current assets	2,579	3,810
Total current assets	102,368	106,312
Non-current assets:
Long-term investments	6,668	6,570
Property and equipment, net	59,882	55,307
Operating lease assets	575	450
Intangible assets, net	5,697	4,901
Deferred tax assets	—	9,873
Goodwill	20,826	—
Long-term prepayments and other assets	1,928	2,532
Restricted cash	—	218
Total assets	197,944	186,163
Current liabilities:
Accounts payable	21,517	19,330
Due to related parties	—	17
Amount due to group companies	93,740	84,476
Contract liabilities	34,723	36,827
Income tax payable	4,739	6,430
Accrued liabilities and other payables	42,035	36,342
Short-term borrowings and current portion of long-term borrowings	6,906	2,087
Lease liabilities, current portion	276	253
Total current liabilities	203,936	185,762
Non‑current liabilities:
Contract liabilities	846	458
Deferred tax liabilities	513	870
Amount due to group companies	68,902	68,901
Long-term borrowings	15,539	27,127
Lease liabilities	229	161
Other long-term payables	—	480
Total liabilities	289,965	283,759

	Years ended December 31,
(In thousands)	2022	2023	2024
Third-party revenues	301,853	330,860	256,150
Third-party costs of revenues	(171,116)	(177,060)	(113,684)
Inter-company operating expenses	(4,863)	(12,896)	(12,695)
Third-party operating expenses	(115,578)	(139,613)	(146,261)
Net income/(loss) attributable to Xunlei Limited	11,136	6,995	(8,532)

	Years ended December 31,
(In thousands)	2022	2023	2024
Purchases of goods and services from group companies	(29,738)	—	—
Sales of goods and services to group companies	—	217	504
Other operating activities with external parties	54,684	27,634	29,803
Net cash generated from operating activities	24,946	27,851	30,307
Repayment of loans from group companies	—	—	342
Other investing activities with external parties	(8,801)	(21,985)	(10,433)
Net cash used in investing activities	(8,801)	(21,985)	(10,091)
Loans from group companies	25,580	437	7,003
Repayment of loans to group companies	(10,830)	(19,285)	(28,028)
Other financing activities with external parties	13,388	(8,837)	6,768
Net cash generated from/(used in) financing activities	28,138	(27,685)	(14,257)